Segment Reporting - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Revenue [Line Items]
Total revenue	$ 62,895,611	$ 74,270,429	$ 84,332,300
Cost of sales	56,102,806	66,954,594	71,976,696
Gross profit	6,792,805	7,315,835	12,355,604
Research and development expense	(2,166,881)	(2,239,220)	(2,550,777)
Foreign currency transaction gains	265,960	98,353	644,118
(Loss)/Income from operations	(2,884,006)	(1,608,481)	3,110,625
Other income (expenses), net	988,398	1,452,266	405,486
(Loss)/Income before income taxes	(1,895,608)	(156,215)	3,516,111
Income tax benefit/(provision)	494,807	298,610	(220,854)
Net (loss) income	(1,395,927)	137,422	3,257,722
Other Operating Segment [Member]
Schedule of Revenue [Line Items]
Cost of sales	(56,102,806)	(66,954,594)	(71,976,696)
Gross profit	6,792,805	7,315,835	12,355,604
Selling expense	(2,428,570)	(2,661,411)	(2,829,580)
General and administrative expense	(5,347,320)	(4,122,038)	(4,508,740)
Research and development expense	(2,166,881)	(2,239,220)	(2,550,777)
Foreign currency transaction gains	265,960	98,353	644,118
(Loss)/Income from operations	(2,884,006)	(1,608,481)	3,110,625
Other income (expenses), net	988,398	1,452,266	405,486
(Loss)/Income before income taxes	(1,895,608)	(156,215)	3,516,111
Income tax benefit/(provision)	494,807	298,610	(220,854)
Net (loss) income	(1,400,801)	142,395	3,295,257
Other Operating Segment [Member] | Sales of Steel Piping Products [Member]
Schedule of Revenue [Line Items]
Total revenue	62,487,643	73,635,012	83,113,259
Other Operating Segment [Member] | Production Service Revenue [Member]
Schedule of Revenue [Line Items]
Total revenue	$ 407,968	$ 635,417	$ 1,219,041